TRANSACTIONS WITH AFFILIATES AND AFFILIATED ENTITIES (Details Narrative) (USD $) In Thousands, unless otherwise specified	9 Months Ended			0 Months Ended	9 Months Ended		1 Months Ended	10 Months Ended	12 Months Ended
	Sep. 30, 2013	Apr. 02, 2013	Dec. 31, 2012	Jun. 27, 2013 Agency RMBS	Sep. 30, 2013 Agency RMBS		Nov. 07, 2013 Non-Agency RMBS	Oct. 31, 2013 Non-Agency RMBS	Dec. 31, 2012 Non-Agency RMBS	Sep. 30, 2013 Non-Agency RMBS	Sep. 30, 2013 The Manager	Dec. 31, 2012 The Manager	Sep. 30, 2013 Serviced by Nationstar Non-Agency RMBS	Dec. 31, 2012 Serviced by Nationstar Non-Agency RMBS
Management fee rate (percent)	1.50%		1.50%								1.50%	1.50%
Incentive compensation percentage											25.00%
Interest rate for incentive compensation											10.00%
Face amount of securities purchased				$ 22,700	$ 413,200		$ 194,300	$ 391,700	$ 193,800	$ 661,200
Purchase of real estate securities	(292,980)			1,200	437,300		126,600	242,800	121,300
Outstanding face amount	2,054,797 [1]				1,203,293	[2],[3]				851,504			851,500	433,500
Unpaid principal balance of underlying loans		$ 4,200,000											$ 11,500,000	$ 5,700,000

[1]	The total outstanding face amount was $16.4 million for fixed rate securities and $2.0 billion for floating rate securities.
[2]	Includes securities issued or guaranteed by U.S. Government agencies such as the Federal National Mortgage Association ("Fannie Mae") or the Federal Home Loan Mortgage Corporation ("Freddie Mac").
[3]	Amortized cost basis and carrying value include principal receivable of $10.7 million.